Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 4) (USD $)	1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant One [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Two [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Three [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Four [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Five [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Six [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Seven [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eight [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Nine [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Ten [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eleven [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twelve [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Thirteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Fourteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Fifteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Sixteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Seventeen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eighteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Nineteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twenty [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twenty One [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Date													Mar. 23, 2006	Jul. 26, 2006	Feb. 27, 2007	Apr. 06, 2007	May 14, 2007	Nov. 16, 2007	Dec. 17, 2007	Jan. 01, 2008	Feb. 12, 2008	Apr. 10, 2008	Apr. 15, 2008	Jun. 02, 2008	Aug. 11, 2008	Aug. 20, 2008	Sep. 17, 2008	Jan. 09, 2009	Jul. 27, 2009	Oct. 27, 2009	Feb. 09, 2010	Apr. 15, 2010	Oct. 08, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000												893,842	60,000	1,703,869	100,000	50,000	92,500	250,000	1,226,467	60,000	17,505	400,000	15,000	10,000	369,861	250,000	15,000	5,000	5,000	300,000	128,000	1,831,348
Options granted, Weighted Average Exercise Price		$ 0.1	$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.96	$ 0.96	$ 0.96	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.21										$ 0.14	$ 0.14	$ 0.17	$ 0.16	$ 0.17	$ 0.18	$ 0.26	$ 0.25	$ 0.25	$ 0.34	$ 0.39	$ 0.4	$ 0.39	$ 0.39	$ 0.37	$ 0.35	$ 0.45	$ 0.68	$ 0.69	$ 0.69	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value													$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0